Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Cost For Equity-Based Arrangements

	Year Ended December 31,
	2011	2010	2009
	(Millions)
Performance Units	$4.2	$1.2	$1.2
Phantom Units	0.2	0.2	0.4
Restricted Phantom Units	2.2	1.4	0.6

Total compensation cost	$6.6	$2.8	$2.2

Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure Of Share-Based Compensation Arrangements By Share-Based Payment Award

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2009	52,020	$34.23
Granted	52,450	$10.05
Vested	(37,330)	$34.51

Outstanding at December 31, 2009	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested (a)	(50,720)	$10.05
Forfeited	—	$—

Outstanding at December 31, 2011	27,210	$35.69	$47.47

Expected to vest (b)	19,047	$35.69	$47.47

(a)	The units vested at 199%.

(b)	Based on our December 31, 2011 estimated achievement of specified performance targets, the performance estimate for units granted in 2011 is 100%, and for units granted in 2010 is 100%. The estimated forfeiture rate for units granted in 2011 is 30% and for units granted in 2010 is 30%.

Fair Value Of Units Vested And The Unit-Based Liabilities Paid For Unit Based Awards

	Year Ended December 31,
	2011	2010 (a)	2009
	(Millions)
Fair value of units vested	$5.3	$—	$1.1
Unit-based liabilities paid	$—	$0.8	$0.3

(a)	The liabilities paid in 2010 relate to 22,860 units and DERs that vested in 2009. The remaining units that vested in 2009 were paid in 2009.

Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure Of Share-Based Compensation Arrangements By Share-Based Payment Award

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2009	13,698	$24.05
Granted	16,000	$10.05
Vested	(29,698)	$16.51

Outstanding at December 31, 2009	—	$—
Granted	5,200	$24.05
Vested	(5,200)	$31.80

Outstanding at December 31, 2010	—	$—
Granted	4,000	$41.80
Vested	(4,000)	$41.80

Outstanding at December 31, 2011	—	$—	$—

Fair Value Of Units Vested And The Unit-Based Liabilities Paid For Unit Based Awards

	Year Ended December 31,
	2011(a)	2010	2009
	(Millions)
Fair value of units vested	$0.2	$0.2	$0.5
Unit-based liabilities paid	$—	$—	$0.5

(a)	We issued 4,000 units in September 2011 related to these Phantom Units.

Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure Of Share-Based Compensation Arrangements By Share-Based Payment Award

	Units	Grant Date Weighted- Average Price per Unit	Measurement Date Price per Unit
Outstanding at January 1, 2009	14,690	$33.52
Granted	52,450	$10.05

Outstanding at December 31, 2009	67,140	$15.18
Granted	16,630	$31.80
Vested	(14,215)	$33.44
Forfeited	(2,205)	$15.61

Outstanding at December 31, 2010	67,350	$15.42
Granted	10,580	$41.80
Vested	(58,600)	$12.97
Forfeited	—	$—

Outstanding at December 31, 2011	19,330	$37.27	$47.47

Expected to vest	14,340	$37.53	$47.47

Fair Value Of Units Vested And The Unit-Based Liabilities Paid For Unit Based Awards

	Year Ended December 31,
	2011 (a)	2010
	(Millions)
Fair value of units vested	$2.5	$0.5
Unit-based liabilities paid	$0.6	$—

(a)	$0.6 million of the liabilities paid in 2011 relate to the 14,215 units and DERs that vested in 2010.